Going Concern	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Going Concern Disclosure [Abstract]
Going Concern
Note 2 Going Concern

As reflected in the accompanying financial statements, the Company has a net loss of $24,747 and net cash used in operations of $13,971 for the nine months ended July 31, 2013.  The Company also has a working capital deficit and stockholders’ deficit of $45,895 at July 31, 2013. In addition, the Company is in the development stage and has generated nominal revenues since inception. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company to continue its operations is dependent on Management's plans, which include continuing to raise equity based financing as well as development of the business plan.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 2 Going Concern

As reflected in the accompanying financial statements, the Company has a net loss of $66,391 and net cash used in operations of $37,830 for the year ended October 31, 2012.  The Company also has a working capital deficit and stockholders’ deficit of $29,148 at October 31, 2012. In addition, the Company is in the development stage and has generated nominal revenues since inception. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company to continue its operations is dependent on Management's plans, which include continuing to raise equity based financing as well as development of the business plan.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.